OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
OTHER INTANGIBLE ASSETS, NET [Abstract]
2015	$ 43,094
2016	32,990
2017	26,310
2018	6,971
2019	4,375
Estimated amortization expense	$ 113,740